Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	€ (34)	€ (581)	€ (186)
Adjustments to reconcile net loss to net cash flows
Depreciation of property and equipment and lease right-of-use assets	94	86	71
Amortization of intangible assets	33	25	16
Share-based compensation expense	223	176	122
Finance income	(246)	(94)	(275)
Finance costs	91	510	333
Income tax expense/(benefit)	283	(128)	55
Other	6	7	13
Changes in working capital:
Increase in trade receivables and other assets	(245)	(187)	(27)
Increase in trade and other liabilities	137	425	454
Increase in deferred revenue	67	73	59
Increase/(decrease) in provisions	5	6	(35)
Interest paid on lease liabilities	(50)	(55)	(37)
Interest received	3	4	14
Income tax paid	(6)	(8)	(4)
Net cash flows from operating activities	361	259	573
Investing activities
Business combinations, net of cash acquired	(115)	(336)	(331)
Purchases of property and equipment	(85)	(78)	(135)
Purchases of short term investments	(497)	(1,354)	(901)
Sales and maturities of short term investments	375	1,421	1,163
Sales of long term investments	144	0	0
Change in restricted cash	1	2	2
Other	(10)	(27)	(16)
Net cash flows used in investing activities	(187)	(372)	(218)
Financing activities
Payments of lease liabilities	(35)	(24)	(17)
Lease incentives received	7	20	15
Repurchases of ordinary shares	(89)	0	(438)
Proceeds from exercise of stock options	167	319	154
Proceeds from exercise of warrants	0	0	74
Proceeds from issuance of warrants	31	0	15
Proceeds from issuance of Exchangeable Notes, net of costs	1,223	0	0
Payments for employee taxes withheld from restricted stock unit releases	(54)	(30)	(6)
Net cash flows from/(used in) financing activities	1,250	285	(203)
Net increase in cash and cash equivalents	1,424	172	152
Cash and cash equivalents at January 1	1,151	1,065	891
Net foreign exchange gains/(losses) on cash and cash equivalents	169	(86)	22
Cash and cash equivalents at December 31	2,744	1,151	1,065
Non-cash investing and financing activities
Deferred consideration liability recognized in conjunction with business combination	9	32	2
Recognition of lease right-of-use asset in exchange for lease liabilities	23	29	136
Purchases of property and equipment in trade and other liabilities	13	16	14
Issuance of shares upon exercise of, or effective net settlement of, warrants	€ 0	€ 267	€ 303